IMPAIRMENT - Impairment of PP&E - Additional Information (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Impairment
Oil and natural gas properties impairment	CAD 0	CAD 301,171	CAD 1,352,428